Intangible assets, net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,896,669	$ 2,908,388
Less: Accumulated amortization	(474,248)	(259,060)
Intangible assets, net	2,422,421	2,649,328
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	795,050	798,267
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,101,619	$ 2,110,121